Annual Fund Operating Expenses - Federated Hermes International Dividend Strategy Portfolio - Federated Hermes International Dividend Strategy Portfolio	Dec. 31, 2020
Operating Expenses:
Management Fee	none
Distribution (12b-1) Fee	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.43%
Fee Waivers and/or Expense Reimbursements	(0.43%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	none

[1]	The Adviser will not charge a fee for its advisory services to the Fund. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the Fund. Any changes to the contractual reimbursements must be approved by a majority of the outstanding voting securities of the Fund in accordance with the requirements of the Investment Company Act of 1940, as amended. Investors should carefully consider the separate fees charged in connection with investment in the Fund.